(Loss)/Earnings Per Share - EPS Computation (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net (loss)/income		$ (16.3)	$ 50.2	$ 126.6
Denominator:
Weighted average common shares outstanding - basic (in shares)	[1]	146.2	146.0	127.7
Dilutive share equivalents from share-based plans (in shares)		0.0	0.4	0.0
Weighted average common shares outstanding – diluted (in shares)	[1]	146.2	146.4	127.7
Basic (loss)/earnings per common share:
Net (loss)/income per weighted average share - basic (in dollars per share)		$ (0.11)	$ 0.34	$ 0.99
Diluted (loss)/earnings per common share:
Net (loss)/income per weighted average share- diluted (in dollars per share)		$ (0.11)	$ 0.34	$ 0.99
2025 Notes
Diluted (loss)/earnings per common share:
Antidilutive securities (less than for 2018) (in shares)		15.1
Restricted Stock Units (RSUs)
Diluted (loss)/earnings per common share:
Antidilutive securities (less than for 2018) (in shares)				0.1

[1]	or 2018 through the completion of the public offering on October 15, 2018, the weighted average shares outstanding for both basic and diluted earnings per share were calculated using 123 million shares of common stock outstanding, which was the number of shares issued to FMC in part in exchange for the asset contribution by FMC to us. Weighted average shares outstanding for all periods prior to the completion of the public offering on October 15, 2018 excludes the 23 million shares of common stock subsequently issued as part of the public offering and over-allotment option exercise. Refer to the discussion in Note 2 for further details.